Cover	Dec. 22, 2021
Cover [Abstract]
Entity Registrant Name	MMEX RESOURCES CORPORATION
Entity Central Index Key	0001440799
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Emerging Growth Company	false
Document Period End Date	Dec. 22, 2021
Entity File Number	333-152608
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1749145
Entity Address Address Line 1	3616 Far West Blvd
Entity Address Address Line 2	117-321
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78731
City Area Code	855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	880-0400